Derivative Instruments - Currency and Interest Rate Swap Contracts under Cash Flow Hedge Accounting (Detail)	12 Months Ended
Dec. 31, 2024
Floating-to-fixed interest rate swap,Oct. 7,2024 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Oct. 07, 2024
Hedged risk	Interest rate risk
Financial institution	DBS Bank Ltd
Duration of contract	Oct. 10, 2024 ~ Oct. 8, 2026
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Jul. 20, 2007
Hedged risk	Foreign currency risk
Financial institution	Morgan Stanley and four other banks
Duration of contract	Jul. 20, 2007 ~ Jul. 20, 2027
Floating-to-fixed cross-currency interest rate swap, Mar. 4, 2020 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Mar. 04, 2020
Hedged risk	Foreign currency risk and interest rate risk
Financial institution	Citi bank
Duration of contract	Mar. 4, 2020 ~ Jun. 4, 2025
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Jun. 28, 2023
Hedged risk	Foreign currency risk
Financial institution	Citi bank, Shinhan Bank, Korea Development Bank and J.P. Morgan
Duration of contract	Jun. 28, 2023 ~ Jun. 28, 2028